Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties	The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Financial guarantees
Financial standby letters of credit	$20,291	$16,867
Commitments to extend credit
Backstop liquidity facilities	45,336	38,405
Credit enhancements	2,960	2,537
Documentary and commercial letters of credit	318	447
Other commitments to extend credit	284,602	248,522
Other credit-related commitments
Securities lending indemnifications	90,693	99,797
Performance guarantees	7,333	7,195
Sponsored member guarantees	1,241	142
Other	360	326

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Sources of pledged assets and collateral
Bank assets
Loans	$97,178	$79,282
Securities	70,334	66,277
Other assets	40,318	25,981
	207,830	171,540
Client assets (1)
Collateral received and available for sale or re-pledging	465,484	454,844
Less: not sold or re-pledged	(9,192)	(17,436)
	456,292	437,408
	$664,122	$608,948
Uses of pledged assets and collateral
Securities borrowing and lending	$158,748	$154,699
Obligations related to securities sold short	45,288	46,151
Obligations related to securities lent or sold under repurchase agreements	274,392	263,005
Securitization	40,438	39,687
Covered bonds	62,905	46,699
Derivative transactions	49,556	31,941
Foreign governments and central banks	9,503	7,314
Clearing systems, payment systems and depositories	8,263	3,809
Other	15,029	15,643
	$664,122	$608,948
(1)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.